Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Depreciation related to property and equipment	$ 2,600,000	$ 2,200,000	$ 6,900,000	$ 6,400,000	$ 8,200,000	$ 4,200,000	$ 1,400,000
Impairment charges		$ 1,693,779	$ 1,328	$ 1,693,779	$ 1,698,356